Condensed Interim Consolidated Statements of Comprehensive Loss (Unaudited) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
EXPENSES
General and administrative expenses	$ (359)	$ (518)	$ (664)	$ (1,053)
Property investigation	(11)	(125)	(17)	(166)
Amortization	(2)	(2)	(4)	(5)
Share-based payments			(884)
Total expenses	(372)	(645)	(1,569)	(1,224)
OTHER ITEMS
Interest income		4		22
Impairment for exploration and evaluation assets	(437)		(437)
Foreign exchange gain (loss)	1	(2)		(1)
Other income (expense), net	(436)	2	(437)	21
TOTAL COMPREHENSIVE LOSS FOR THE PERIOD	$ (808)	$ (643)	$ (2,006)	$ (1,203)
Basic and diluted weighted average number of common shares outstanding on a post-consolidation basis	88,690,791	78,792,860	88,690,791	78,792,860
Basic and diluted loss per share	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.02)